OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognised during the year, before tax	¥ 5,258	¥ (12,500)	¥ (1,314)
Effective portion of changes in fair value of hedging instruments recognised during the year, tax effect	(974)	2,159	240
Effective portion of changes in fair value of hedging instruments recognised during the year, net of tax	4,284	(10,341)	(1,074)
Reclassification adjustments for amounts transferred to the consolidated statement of income, cash flow hedge, before tax	853	730	(575)
Reclassification adjustments for amounts transferred to the consolidated statement of income, cash flow hedge, tax effect	(196)	(130)	72
Reclassification adjustments for amounts transferred to the consolidated statement of income, cash flow hedge, net of tax	657	600	(503)
Amounts transferred to initial carrying amount of hedged items, before tax			(4)
Amounts transferred to initial carrying amount of hedged items, tax effect			1
Amounts transferred to initial carrying amount of hedged items, net of tax			(3)
Net movement during the year recognised in other comprehensive income, before tax	6,111	(11,770)	(1,893)
Net movement during the year recognised in other comprehensive income, tax effect	(1,170)	2,029	313
Cash flow hedges, net of tax	4,941	(9,741)	(1,580)
Cash flow hedge reserve	1,102	(4,932)
Cash flow hedge reserve attributable to owners	1,037	(4,917)
Available-for-sale financial assets:
Changes in fair value recognized during the year, before tax			(57)
Changes in fair value recognized during the year, after tax			(57)
Changes in the fair value of instruments at fair value through other comprehensive income, before tax	(39)	(41)
Changes in the fair value of instruments at fair value through other comprehensive income, tax effect	8	(12)
Changes in the fair value of instruments at fair value through other comprehensive income, after tax	(31)	(53)
Net movement during the year recognised in other comprehensive income, before tax	(39)	(41)	(57)
Net movement during the year recognised in other comprehensive income, tax effect	8	(12)
Net movement during the year recognised in other comprehensive income, tax effect	(31)	(53)	(57)
Share of other comprehensive (loss)/profit of associates and joint ventures, before tax	(810)	(240)	1,053
Share of other comprehensive (loss)/profit of associates and joint ventures, tax effect		11
Share of other comprehensive (loss)/profit of associates and joint ventures, net of tax	(810)	(229)	1,053
Foreign currency translation differences, before tax	1,480	3,399	(3,792)
Foreign currency translation differences, net of tax	1,480	3,399	(3,792)
Other comprehensive income, before tax	6,742	(8,652)	(4,689)
Other comprehensive income, tax effect	(1,162)	2,028	313
Total other comprehensive income	¥ 5,580	¥ (6,624)	¥ (4,376)